Equity (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		127 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended				127 Months Ended	151 Months Ended	12 Months Ended								1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2010	Jun. 30, 2013 A Warrant [Member]	May 31, 2013 Stock Options [Member] Former Director And Consultants [Member]	Dec. 31, 2011 Management Firm [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] A Warrant [Member]	Dec. 31, 2012 Common Stock [Member] B Warrants [Member]	Dec. 31, 2012 Common Stock [Member] Management Firm [Member]	Dec. 31, 2011 Common Stock [Member] Management Firm [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member]	Dec. 31, 2012 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 31, 2011 Common Stock [Member] Laidlaw & Co [Member] Placement Agent [Member]	Dec. 19, 2012 Series E Preferred Stock
Equity (Textual)
Common stock issued for services, Shares							66,402						66,402
Common stock issued for services						$ 398,810	$ 398,810						$ 398,810
Warrants issued to purchase common stock offering											242,190	19,972,785
Raised offering of common stock					5,151,450						759,300	6,184,967		42,711,791
Common stock issued in stock offering, shares					3,118,988						968,759	7,891,141		5,707,259
Sale of common stock, net offering					4,469,776						660,164	5,379,367
Placement agent cash fees															618,174					91,116	742,196
Placement agent commission															515,145					75,930	618,497
Placement agent expense reimbursement															103,029					15,186	123,699
Warrants issued to purchase common stock, shares															467,845	3,118,988	1,559,505	1,716,340	1,974,774	121,095	986,393	588,940	1,129,925
Exercise price of warrant															$ 0.78	$ 1.65	$ 2.48	$ 0.01	$ 0.01	$ 0.78	$ 0.78	$ 0.78	$ 0.78	$ 0.26
Warrants expiration term															5 years	120 days	5 years			7 years	7 years
Warrants issued to purchase common stock, fair value															499,707			1,957,754	2,153,442	159,044	188,579
Placement agent services fees															60,000					8,020	60,904
Bank escrow fee																				3,500	2,500
Common stock issued by conversion of note											1,252,550
Accrued management fees										96,744
Common stock issued to former shareholder under share exchange agreement, Shares					400,000
Common stock issued to former shareholders under share exchange agreement, Shares					1,986,566
Unrecognized share based compensation expense			1,086,848
Recorded option expense	94,200	40,410	188,400	240,400
Amount Paid For Cancellation Of Shares By Company									25,000
Shares Purchased After Cancelation Of Options									49,950
Exercise Price								$ 1.65	$ 1.50
Proceeds from Warrant Exercises			$ 3,463,641